Loans and Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 D Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period that TDR's returned to accrual status after considering the borrower's sustained repayment performance	6 months
Troubled debt restructurings, recorded investment	$ 379,642	$ 1,359,533
Troubled debt restructurings, number of modification	10	13
Loan maturity period		90
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan commitments reimbursement period	30 days
Percentage of applicant's total monthly obligations to total monthly income	38.00%
Commercial Real Estate and Commercial Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan amount that requires risk rating verification	500,000
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	266,968	143,814
Troubled debt restructurings, number of modification	2	5
TDR's defaulted as they were more than 90 days past due	50,587
Troubled debt restructurings, number of modification	2
Real estate loan		18,252
Consumer loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	20,513	3,430
Troubled debt restructurings, number of modification	3	1
TDR's defaulted as they were more than 90 days past due	68,538
Troubled debt restructurings, number of modification	1
Real estate loan		80,533
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR's defaulted as they were more than 90 days past due	111,754
Troubled debt restructurings, number of modification	2
Commercial Real Estate Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR's defaulted as they were more than 90 days past due	27,900
Troubled debt restructurings, number of modification	1
Single Family Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loan		26,455
Troubled Debt Restructuring | Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loan		55,521
Troubled Debt Restructuring | Consumer Home Equity Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loan		29,819
One-to-four family residential | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
One-to-four family residential | Freddie Mac | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	15 years
One-to-four family residential | Adjustable rate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate adjustments per year, maximum	2.00%
Interest rate adjustments cap on interest rate increases over the life of the loan	6.00%
One-to-four family residential | Adjustable rate loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
Mortgage loans adjustment term	5 years
One-to-four family residential | Adjustable rate loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	1 year
One-to-four family residential | Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	70,739	178,046
Troubled debt restructurings, number of modification	2	3
TDR's defaulted as they were more than 90 days past due	91,521
Troubled debt restructurings, number of modification	2
One-to-four family residential | Mortgage loans on real estate | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of total applicant's monthly mortgage payment total monthly income	28.00%
One-to-four family residential | Mortgage loans on real estate | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	80.00%
Commercial and Agricultural Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum ratio of property's projected net cash flow to loan's debt service requirement	120.00%
Commercial and Agricultural Real Estate Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan value that requires written appraisals from licensed or certified appraisers	250,000
Commercial and Agricultural Real Estate Loans | Mortgage loans on real estate | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	80.00%
Commercial and Agricultural Real Estate Loans | Mortgage loans on real estate | Adjustable rate loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	5 years
Home equity | Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	95.00%
Troubled debt restructurings, recorded investment	21,422	95,769
Troubled debt restructurings, number of modification	3	2
TDR's defaulted as they were more than 90 days past due	10,836
Troubled debt restructurings, number of modification	2
Home equity | Mortgage loans on real estate | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	10 years
Officer | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	500,000
Director | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	1,000,000
Board of Directors | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	1,000,000
Commercial | Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment		938,474
Troubled debt restructurings, number of modification		2
Specific Allowance after modification		$ 133,889